Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

7.	Intangible Assets

As of June 30, 2025 and December 31, 2024, intangible assets were $2,458,151 and $2,232,153, respectively. During the year ended December 31, 2024, the Company acquired Bitcoin cryptocurrency at a cost of $346,777. In accordance with ASC 350-50, Intangible Assets — Digital Assets, the Company accounts for Bitcoin at fair value, recognizing both increases and decreases in value in the statement of operations, and has determined that Bitcoin has an indefinite useful life. As of December 31, 2024, management determined that a $847,000 impairment was deemed necessary for trademark intangible assets.

As of June 30, 2025 and December 31, 2024, intangible assets consisted of the following:

Cost	Tradenames	Licenses	Crypto Currency	Total
Balance as of January 1, 2024	$1,540,000	$1,850,000	$-	$3,390,000
Additions	-	-	346,777	346,777
Change in value	-	-	20,376	20,376
Impairment	(847,000)	-	-	(847,000)
Balance as of December 31, 2024	$693,000	$1,850,000	$367,153	$2,910,153
Additions	-	300,000	405,650	705,650
Change in value	-	-	40,337	40,337
Disposal	-	-	(403,622)	(403,622)
Balance as of June 30, 2025	$653,000	$2,150,000	$409,518	$3,252,518

Accumulated Depreciation
Balance as of January 1, 2024	$(154,000)	$(185,000)	$-	$(339,000)
Amortization	(154,000)	(185,000)	-	(339,000)
Balance as of December 31, 2024	$(308,000)	$(370,000)	$-	$(678,000)
Amortization	(23,865)	(92,502)	-	(116,367)
Balance as of June 30, 2025	$(331,865)	$(462,502)	$-	$(794,367)

Net Book Value
June 30, 2025	$361,135	$1,687,498	$409,518	$2,458,151
December 31, 2024	$385,000	$1,480,000	$367,153	$2,232,153

Future amortization of intangible assets are as follows:

Year Ending December 31,
2025	$134,102
2026	263,125
2027	263,125
2028	263,125
2029	263,125
Thereafter	862,033

Total Future Amortization	$2,048,635

10.	Intangible Assets

As of December 31, 2024 and 2023, intangible assets were $2,232,153 and $3,051,000, respectively. The Company also acquired Bitcoin cryptocurrency at a cost of $346,777. In accordance with ASC 350-60, the Bitcoin is measured at fair value using prices quoted in active markets at the reporting date, with unrealized gains and losses recognized in earnings. During the year ended December 31, 2023, the Company acquired trademark and license assets of $1,540,000 and $1,850,000, respectively, as a result of a business combination on January 11, 2023. See “Note 5 – Business Combinations” for further information. As of December 31, 2023, management determined that a $29,300,000 impairment was deemed necessary on assets related to the Icanic acquisition on April 20, 2022. As of December 31, 2024, management determined that a $847,000 impairment was deemed necessary for trademark intangible assets.

As of December 31, 2024 and 2023, intangible assets consisted of the following:

Cost	Tradenames	Licenses	Crypto Currency	Total
Balance as of January 1, 2023	$8,400,000	$20,900,000	$-	$29,300,000
Additions	1,540,000	1,850,000	-	3,390,000
Impairment	(8,400,000)	(20,900,000)	-	(29,300,000)
Balance as of December 31, 2023	$1,540,000	$1,850,000	$-	$3,390,000
Additions	-	-	346,777	346,777
Change in fair value	-	-	20,376	20,376
Impairment	(847,000)	-	-	(847,000)
Balance as of December 31, 2024	$693,000	$1,850,000	$367,153	$2,910,153

Accumulated Amortization
Balance as of January 1, 2023	$-	$-	$-	$-
Amortization	(154,000)	(185,000)	-	(339,000)
Balance as of December 31, 2023	$(154,000)	$(185,000)	$-	$(339,000)
Amortization	(154,000)	(185,000)	-	(339,000)
Balance as of December 31, 2024	$(308,000)	$(370,000)	$-	$(678,000)

Net Book Value
December 31, 2024	$385,000	$1,480,000	$367,153	$2,232,153
December 31, 2023	$1,386,000	$1,665,000	$-	$3,051,000

Future amortization of intangible assets are as follows:

Year Ending December 31,
2025	$233,125
2026	233,125
2027	233,125
2028	233,125
2029	233,125
Thereafter	699,375

Total Future Amortization	$1,865,000